COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                           (THE "INTERNATIONAL FUND")

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005
                  (REPLACING SUPPLEMENT DATED OCTOBER 11, 2005)

         1. The following paragraph is added to the International Fund under the section "THE FUNDS; PRINCIPAL INVESTMENT STRATEGIES":

The Fund's investment advisor uses a bottom-up analysis to conduct in-depth company research in order to identify attractive securities for investment. Fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. All stocks in the available investment universe will be rated according to a pre-determined set of criteria including measures of relative valuation, operating efficiency, capital discipline, accounting conservatism and timeliness, all of which have demonstrated effectiveness in predicting future out performance. Stocks ranking in the highest levels of attractiveness on these metrics will be subjected to rigorous fundamental evaluation. We look for companies with improving trends in revenue and earnings, rising returns on capital and strong or improving cash generation. Stocks deemed attractive after this second stage of evaluation will comprise the primary list of investment prospects.

         2. Effective January 6, 2006, Ms. Burgess and Ms. Snee will no longer co-manage the International Fund.

         The section "PORTFOLIO MANAGERS" under the heading "TRUST MANAGEMENT ORGANIZATIONS" is revised in its entirety with respect to the International Fund as follows:

FRED COPPER, a portfolio manager of Columbia Management Advisors, LLC ("Columbia Advisors"), is the manager for the International Fund and has managed or co-managed the International Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to October, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.




                                                           December 28, 2005

                       COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                              (THE "INTERNATIONAL FUND")
     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005
                    (REPLACING SUPPLEMENT DATED OCTOBER 11, 2005)

1. The following language is added to the chart following the heading "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" in the section "MORE FACTS ABOUT THE
TRUST: PORTFOLIO MANAGERS" and replaces similar information for the International Fund:



---------------------------------- -------------------------------- ---------------------------- -----------------------------

                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
        Portfolio Manager                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- --------------
                                      Number of         Assets        Number of       Assets       Number of       Assets
                                      accounts                        accounts                     accounts
---------------------------------- ---------------- --------------- -------------- ------------- -------------- --------------
---------------------------------- ---------------- --------------- -------------- ------------- -------------- --------------
Fred Copper*                              0              N/A              0            N/A             3          $100,000
---------------------------------- ---------------- --------------- -------------- ------------- -------------- --------------

2. The following language is added to the chart following the heading "OWNERSHIP OF SECURITIES" in the section "MORE FACTS ABOUT THE TRUST: PORTFOLIO MANAGERS" and replaces similar information for the International Fund:

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                       Portfolio Manager                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Fred Copper*                                                                                  $0
---------------------------------------------------------------- -------------------------------------------------------------

3. The following language is added to the chart following the heading "COMPENSATION" in the section "MORE FACTS ABOUT THE TRUST: PORTFOLIO MANAGERS" and replaces similar information for the International Fund:

----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Manager                       Performance Benchmark                                 Peer Group
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Fred Copper                           Morgan Stanley Capital International             Morningstar Foreign Stock Category
                                      Europe, Australasia, Far East Index
                                               (MSCI EAFE Index)
----------------------------- ---------------------------------------------------- -------------------------------------------

* Information provided as of September 30, 2005.

                                                            December 28, 2005